Cover	Aug. 11, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 11, 2025
Registrant Name	Open Text Corp
Entity Incorporation, State or Country Code	Z4
Entity File Number	0-27544
Entity Tax Identification Number	98-0154400
Entity Address, Address Line One	275 Frank Tompa Drive
Entity Address, City or Town	Waterloo
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	N2L 0A1
City Area Code	519
Local Phone Number	888-7111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock without par value
Trading Symbol	OTEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0001002638
Amendment Flag	true
Amendment Description	Explanatory NoteThis Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) amends Item 5.02 of Open Text Corporation’s (“OpenText” or the “Company”) Current Report on Form 8-K filed on August 11, 2025 (the “Original Form 8-K”). This Amendment should be read in conjunction with the Original Form 8-K. Except as set forth below, the Original Form 8-K remains unchanged.Item 5.02. Departure of Directors or Certain Officers; Election of Directors; Appointment of Certain Officers; Compensatory Arrangements of Certain Officers.On August 11, 2025, the Company announced that James McGourlay, formerly Executive Vice President, International Sales at OpenText, was appointed Interim Chief Executive Officer, effective immediately.Effective August 15, 2025, Mr. McGourlay will receive an additional premium of C$25,695 (less applicable deductions) per pay period, above and beyond his current base salary during the time he is serving in the interim role of Chief Executive Officer. Effective for the Company’s fiscal year 2026, Mr. McGourlay will also be eligible for a targeted annual variable compensation of 100% of his annual base salary earned, inclusive of the additional premium noted above (less applicable deductions). In addition, Mr. McGourlay is also eligible for a target value grant of US$281,250 in the form of restricted and performance share units. No other changes to the terms of his employment will result from Mr. McGourlay serving in the interim Chief Executive Officer role for OpenText.